Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Sep. 30, 2024	Jun. 14, 2023	Jan. 09, 2023
Ordinary stock, par value			$ 0.0001	$ 0.0001
Ordinary stock, shares issued			71,099,300
Common Class A [Member]
Ordinary stock, par value	$ 0.00005	$ 0.00005
Ordinary stock, shares authorized	9,600,000,000	9,600,000,000
Ordinary stock, shares issued	1,894,522	1,407,722
Ordinary stock, shares outstanding	1,839,798	1,407,722
Common Class B [Member]
Ordinary stock, par value	$ 0.00005	$ 0.00005
Ordinary stock, shares authorized	400,000,000	400,000,000
Ordinary stock, shares issued	613,102	691,902
Ordinary stock, shares outstanding	613,102	691,902